First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments
July 31, 2023 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES – 90.7%
	Brazil – 12.1%
20,250,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/27	$4,253,122
22,200,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	4,591,664
33,500,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/31	6,844,861
13,500,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/33	2,726,925
				18,416,572
	Chile – 0.4%
275,000,000	Bonos de la Tesoreria de la Republica en Pesos (CLP)	4.50%	03/01/26	322,010
270,000,000	Bonos de la Tesoreria de la Republica en Pesos (CLP) (a) (b)	4.70%	09/01/30	311,126
				633,136
	Colombia – 4.9%
6,365,000,000	Colombian TES (COP)	7.75%	09/18/30	1,442,751
25,360,000,000	Colombian TES (COP)	7.00%	06/30/32	5,321,061
3,500,000,000	Colombian TES (COP)	7.25%	10/18/34	720,512
				7,484,324
	Czech Republic – 3.1%
46,630,000	Czech Republic Government Bond (CZK) (b)	2.40%	09/17/25	2,034,026
71,920,000	Czech Republic Government Bond (CZK)	2.00%	10/13/33	2,756,268
				4,790,294
	Hungary – 2.5%
603,000,000	Hungary Government Bond (HUF)	5.50%	06/24/25	1,592,769
650,000,000	Hungary Government Bond (HUF)	6.75%	10/22/28	1,787,680
194,500,000	Hungary Government Bond (HUF)	3.00%	08/21/30	437,242
				3,817,691
	India – 0.3%
40,000,000	India Government Bond (INR)	6.10%	07/12/31	454,844
	Indonesia – 14.1%
88,841,000,000	Indonesia Treasury Bond (IDR)	8.38%	09/15/26	6,294,868
80,322,000,000	Indonesia Treasury Bond (IDR)	9.00%	03/15/29	6,054,990
65,740,000,000	Indonesia Treasury Bond (IDR)	7.00%	09/15/30	4,526,949
51,250,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	3,919,028
8,786,000,000	Indonesia Treasury Bond (IDR)	8.25%	05/15/36	671,441
				21,467,276
	Israel – 0.5%
2,400,000	Israel Government Bond - Fixed (ILS)	6.25%	10/30/26	698,287
	Malaysia – 11.2%
19,310,000	Malaysia Government Bond (MYR)	3.90%	11/30/26	4,336,172
12,520,000	Malaysia Government Bond (MYR)	3.73%	06/15/28	2,786,645
33,185,000	Malaysia Government Bond (MYR)	3.89%	08/15/29	7,411,721
12,065,000	Malaysia Government Bond (MYR)	2.63%	04/15/31	2,459,671
				16,994,209
	Mexico – 4.8%
112,270,000	Mexican Bonos (MXN)	7.50%	06/03/27	6,332,779
16,900,000	Mexican Bonos (MXN)	7.75%	05/29/31	948,106
				7,280,885

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	Peru – 4.0%
1,195,000	Peru Government Bond (PEN)	8.20%	08/12/26	$351,867
12,270,000	Peru Government Bond (PEN)	6.95%	08/12/31	3,494,833
8,150,000	Peru Government Bond (PEN)	6.90%	08/12/37	2,278,495
				6,125,195
	Philippines – 2.7%
226,000,000	Philippine Government International Bond (PHP)	6.25%	01/14/36	4,071,111
	Poland – 4.8%
545,000	Republic of Poland Government Bond (PLN)	4.00%	10/25/23	135,360
17,410,000	Republic of Poland Government Bond (PLN)	2.75%	04/25/28	3,901,424
2,500,000	Republic of Poland Government Bond (PLN)	7.50%	07/25/28	683,428
14,080,000	Republic of Poland Government Bond (PLN)	1.75%	04/25/32	2,643,306
				7,363,518
	Romania – 4.7%
5,775,000	Romania Government Bond (RON)	4.75%	02/24/25	1,258,161
26,360,000	Romania Government Bond (RON)	6.70%	02/25/32	5,973,911
				7,232,072
	South Africa – 11.2%
138,090,000	Republic of South Africa Government Bond (ZAR)	10.50%	12/21/26	8,079,621
108,880,000	Republic of South Africa Government Bond (ZAR)	8.25%	03/31/32	5,205,723
64,370,000	Republic of South Africa Government Bond (ZAR)	8.88%	02/28/35	2,999,704
20,000,000	Republic of South Africa Government Bond (ZAR)	8.75%	01/31/44	832,208
				17,117,256
	Supranationals – 4.2%
100,000,000	African Development Bank (ZAR)	(c)	04/05/46	675,473
277,020,000	Asian Development Bank (INR)	6.20%	10/06/26	3,311,155
116,000,000	International Finance Corp. (INR)	6.30%	11/25/24	1,396,041
62,500,000	International Finance Corp. (MXN)	(c)	02/22/38	1,029,225
				6,411,894
	Thailand – 4.9%
22,580,000	Thailand Government Bond (THB)	2.65%	06/17/28	667,513
122,075,000	Thailand Government Bond (THB)	3.65%	06/20/31	3,847,192
47,500,000	Thailand Government Bond (THB)	3.35%	06/17/33	1,477,696
46,700,000	Thailand Government Bond (THB)	3.39%	06/17/37	1,451,374
				7,443,775
	Turkey – 0.3%
11,800,000	Turkey Government Bond (TRY)	10.60%	02/11/26	397,235

Total Investments – 90.7%	138,199,574
(Cost $140,800,144)
Net Other Assets and Liabilities – 9.3%	14,250,406
Net Assets – 100.0%	$152,449,980

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 7/31/2023	Sale Value as of 7/31/2023	Unrealized Appreciation/ (Depreciation)
08/23/23	BNS	BRL	14,800,000	USD	3,046,273	$ 3,116,722	$ 3,046,273	$ 70,449
08/23/23	BNS	CLP	825,000,000	USD	998,729	980,879	998,729	(17,850)
08/23/23	BBH	CNH	28,020,000	USD	3,915,766	3,928,599	3,915,766	12,833
08/23/23	BNS	COP	14,250,000,000	USD	3,450,931	3,609,846	3,450,931	158,915
08/23/23	BBH	HUF	788,500,000	USD	2,354,152	2,227,373	2,354,152	(126,779)
08/23/23	BNS	INR	207,000,000	USD	2,518,554	2,514,964	2,518,554	(3,590)
08/23/23	BNS	KRW	3,450,000,000	USD	2,728,869	2,710,147	2,728,869	(18,722)
08/23/23	BBH	MXN	73,400,000	USD	4,319,376	4,365,509	4,319,376	46,133
08/23/23	BNS	PEN	7,700,000	USD	2,155,716	2,132,963	2,155,716	(22,753)
08/23/23	BNS	PHP	16,700,000	USD	307,868	304,018	307,868	(3,850)
08/23/23	BBH	ZAR	27,000,000	USD	1,492,263	1,506,505	1,492,263	14,242
08/23/23	BNS	USD	2,670,227	IDR	40,000,000,000	2,670,227	2,652,068	18,159
08/23/23	BBH	USD	2,014,369	ILS	7,320,000	2,014,369	1,992,622	21,747
08/23/23	BBH	USD	2,112,676	THB	72,000,000	2,112,676	2,108,032	4,644
Net Unrealized Appreciation / (Depreciation)								$153,578

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2023, securities noted as such amounted to $311,126 or 0.2% of net assets.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(c)	Zero coupon bond.

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Credit Quality††	% of Total Investments (including cash)
AAA	4.4%
AA	3.3
AA-	0.5
A+	0.4
A	16.8
A-	5.1
BBB+	12.0
BBB	22.5
BBB-	5.3
BB	24.4
B	0.3
Cash	5.0
Total	100.0%

†	The ratings are by S&P global ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NSRO), of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Currency Exposure Diversification	% of Total Investments (including cash)††
BRL	14.8%
ZAR	13.3
IDR	12.9
MYR	11.7
MXN	9.2
COP	8.9
PEN	5.7
RON	5.6
PLN	5.3
INR	5.3
HUF	4.2
THB	3.9
CZK	3.3
PHP	3.0
CNH	2.7
KRW	1.9
CLP	1.1
TRY	0.3
EUR	0.0*
ILS	(0.9)
USD	(12.2)
Total	100.0%

†† The weightings include the impact of currency forwards.
* Amount is less than 0.1%

Abbreviations throughout the Portfolio of Investments
BBH	Brown Brothers Harriman and Co.
BNS	Bank of Nova Scotia
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2023 is as follows:
ASSETS TABLE
	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$ 138,199,574	$ —	$ 138,199,574	$ —
Forward Foreign Currency Contracts	347,122	—	347,122	—
Total	$ 138,546,696	$—	$ 138,546,696	$—

LIABILITIES TABLE
	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ 193,544	$ —	$ 193,544	$ —

*	See Portfolio of Investments for country breakout.